5. REVENUE RECOGNITION (Details - Contract liabilities) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning balance	$ 388,506	$ 294,650	$ 450,192	$ 857,842
Unearned revenue received from customers	41,874	61,928	334,893	81,684
Revenue recognized in current period	(119,855)	(97,650)	(474,560)	(680,598)
Contract liabilities, ending balance	$ 310,525	$ 258,928	$ 310,525	$ 258,928